Provisions (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
As of beginning	$ 25,127	$ 3,158
Additions	6,768	28,519
Share of los of associates	11	(59)
Recovery	(75)	(832)
Used during the period / year	615	249
Inflation adjustment	(6,513)	(5,410)
As of end	24,703	25,127	$ 3,158
Inflation adjustment	(313)	53,215	22,338
Legal Claims [Member]
Statement [Line Items]
As of beginning	25,123	3,095
Additions	6,768	28,519
Recovery	(75)	(832)
Used during the period / year	615	249
As of end	24,688	25,123	3,095
Share of Profit of associates	0	0
Inflation adjustment	(6,513)	(5,410)
Investments In Associates And Joint Ventures [Member]
Statement [Line Items]
As of beginning	4	63
Additions	0	0
Recovery	0	0
Used during the period / year	0	0
As of end	15	4	$ 63
Share of Profit of associates	11	(59)
Inflation adjustment	$ 0	$ 0